Leases (Details)	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Lease term	5 years
Bottom of range [member]
Leases [Line Items]
Lease term	2 years
Top of range [member]
Leases [Line Items]
Lease term	3 years